UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number_811-03479

Franklin New York Tax-Free Income Fund

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 5/31

Date of reporting period: 11/30/16

Item 1. Reports to Stockholders.

FRANKLIN TEMPLETON
INVESTMENTS

Semiannual Report
and Shareholder Letter
November 30, 2016

Franklin New York Tax-Free Income Fund

Sign up for electronic delivery at franklintempleton.com/edelivery

Contents

Semiannual Report
Franklin New York Tax-Free Income Fund	3
Performance Summary	7
Your Fund’s Expenses	9
Financial Highlights and Statement of Investments	10
Financial Statements	23
Notes to Financial Statements	26
Shareholder Information	33

Visit franklintempleton.com for fund updates, to access your account, or to find helpful financial planning tools.

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Semiannual Report

Franklin New York Tax-Free Income Fund

This semiannual report for Franklin New York Tax-Free Income Fund covers the period ended November 30, 2016.

Your Fund’s Goal and Main Investments

The Fund seeks to provide investors with as high a level of income exempt from federal, New York state and New York City personal income taxes as is consistent with prudent investment management and preservation of capital by investing at least 80% of its total assets in securities that pay interest free from federal income taxes, including the federal alternative minimum tax, and from New York state personal income taxes, and at least 65% of its total assets in securities that pay interest free from New York City personal income taxes.1

Performance Overview

The Fund’s Class A share price, as measured by net asset value, decreased from $11.54 on May 31, 2016, to $11.16 on November 30, 2016. The Fund’s Class A shares paid dividends totaling 20.04 cents per share for the reporting period.2 The Performance Summary beginning on page 7 shows that at the end of this reporting period the Fund’s Class A shares’ distribution rate was 3.39% based on an annualization of November’s 3.29 cent per share dividend and the maximum offering price of $11.66 on November 30, 2016. An investor in the 2016 maximum combined effective federal and New York state and City personal income tax bracket of 48.73% (including 3.8% Medicare tax) would need to earn a distribution rate of 6.93% from a taxable investment to match the Fund’s Class A tax-free distribution rate. For other performance data, please see the Performance Summary. Dividend distributions were affected by continued low interest rates during the period. This and other factors resulted in reduced income for the portfolio and caused dividends to be lower at the end of the period.

Performance data represent past performance, which does not guarantee future results. Investment return and principal value

Credit Quality Composition*
11/30/16
% of Total
Ratings	Investments
AAA	23.64%
AA	49.01%
A	14.24%
BBB	0.20%
Below Investment Grade	2.71%
Refunded	9.44%
Not Rated	0.76%

*Securities, except for those labeled Not Rated, are assigned ratings by one or more Nationally Recognized Statistical Credit Rating Organizations (NRSROs),
such as Standard & Poor’s, Moody’s and Fitch, that can be considered by the investment manager as part of its independent securities analysis. When ratings from multiple agencies are available, the highest is used, consistent with the portfolio investment process. Ratings reflect an NRSRO’s opinion of an issuer’s creditworthiness and typically range from AAA (highest) to D (lowest). The Below
Investment Grade category consists of bonds rated below BBB-. The Refunded category generally consists of refunded bonds secured by U.S. government or other high-quality securities and not rerated by an NRSRO. The Not Rated category consists of ratable securities that have not been rated by an NRSRO. Cash and equivalents are excluded from this composition.

will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

Municipal Bond Market Overview

The municipal bond market underperformed the U.S. Treasury market and U.S. stock markets during the 6-month period ended November 30, 2016. Investment-grade municipal bonds, as measured by the Bloomberg Barclays Municipal Bond Index, had a -3.52% total return for the period, while U.S. Treasuries, as measured by the Bloomberg Barclays U.S. Treasury Index, had a -1.89% total return.3 U.S. equities, as represented by the Standard & Poor’s® 500 Index, outperformed municipals with a 6.01% total return for the reporting period.3

1. For investors subject to alternative minimum tax, a small portion of Fund dividends may be taxable. Distributions of capital gains are generally taxable. To avoid the imposition of 28% backup withholding on all Fund distributions and redemption proceeds, U.S. investors must be properly certified on Form W-9 and non-U.S. investors on Form W-8BEN.
2. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income. All Fund distributions will vary depending upon current market conditions, and past distributions are not indicative of future trends.
3. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.

The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Statement of Investments (SOI).
The SOI begins on page 13.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Dividend Distributions[2]
6/1/16–11/30/16
	Dividend per Share (cents)
Month	Class A	Class C	Advisor Class
June	3.44	2.90	3.53
July	3.44	2.90	3.53
August	3.29	2.75	3.38
September	3.29	2.75	3.38
October	3.29	2.75	3.38
November	3.29	2.75	3.38
Total	20.04	16.80	20.58

After raising its target range for the federal funds rate to 0.25%–0.50% last year, the Federal Reserve (Fed) maintained its target through period-end. The Fed noted at its September meeting that although the case for raising interest rates has strengthened, it would wait for further evidence of continued progress toward its objectives.

In June, Britain voted to leave the European Union in the much-publicized “Brexit” referendum. The outcome roiled financial markets in the short-run even as the long-term ramifications of a British exit from the European Union remained uncertain. Global equity markets sold off briefly, while both U.S. Treasuries and municipal bonds rallied sharply in the immediate aftermath of the Brexit vote.

Approximately $239 billion in bonds were issued over the past six months. More than $52 billion of municipal bonds were issued during the month of October, which is the highest monthly number in 30 years. The municipal market experienced a significant increase in new money as well as refunding issuance. New money municipal bond issuance has increased 11.5% during 2016 as compared to 2015, while refunding volume was up 7.1%. Municipal bond funds recorded $26 billion in inflows during the first five months of the reporting period, reflecting solid demand for tax-exempt debt. However, municipal bond funds experienced $10 billion in outflows in November due to the surprise election results, leading to net positive flows of $16 billion for the period. For the first five months of the period, the municipal bond market declined because of heavy new issue supply through October. Post-election, new supply diminished, but the market continued to suffer due to the sharp drop in November fund flows.

During the period under review, bonds with shorter maturities generally performed better than bonds with longer maturities. High yield municipal bonds performed better than investment-grade municipals, reflective of the “risk on” sentiment seen during most of the period. High yield tax-exempt bonds, as measured by the Bloomberg Barclays High Yield Municipal Bond Index, had a -3.00% total return for the period.3

Donald Trump won a surprise U.S. presidential victory that drew Brexit comparisons, shook the political establishment and sent countervailing waves of optimism and uncertainty through global markets. The election also resulted in Republican control of both the White House and Congress, marking the country’s first unified government in six years. Many forecasters believe that the Trump presidency could usher in a new era of higher growth for the U.S. economy; the cornerstones of his plan will likely include lower corporate taxes, less regulation, rebuilding the military and the implementation of an infrastructure investment program. Most economists surveyed after the election reassessed their outlooks to cautious optimism, believing that the incoming administration’s proposals to reduce taxes, loosen regulation and invest in infrastructure will amount to a fiscal stimulus and higher inflation. However, many expected considerable volatility and rising risk premia as financial markets price in an evolving set of economic and geopolitical risks. Separately, the trade-weighted U.S. dollar has shown resurgent strength since the end of the third quarter and reached a 13-year high in November, while fixed income investors endured a broad-based bond market selloff for the second month in a row.3

Several developments affected Puerto Rico bonds over the reporting period. On June 30, 2016, President Obama signed the Puerto Rico Oversight, Management and Economic Stability Act (PROMESA). The act, a bipartisan congressional effort, created an independent, seven-member oversight board appointed by the House of Representatives, Senate and President Obama, that will have fiscal oversight over Puerto Rico’s finances for an initial term of five years. The board has the power to approve or reject the general government’s proposed budgets until the board is satisfied that the budgets are structurally responsible and based on reasonable expectations and accounting standards. Additionally, PROMESA provides Puerto Rico with a path for restructuring its debts following a process based on Chapter 9 of the U.S. Bankruptcy Code, with some important protections and safeguards that are not available to creditors in a Chapter 9 proceeding. This is important as the U.S. Supreme Court affirmed in June 2016 that neither Puerto Rico nor its municipalities or agencies can file for bankruptcy under Chapter 9.

As part of the Puerto Rico Electric Power Authority (PREPA) forbearing creditor group (Ad Hoc Group), we have been participating in discussions related to the PREPA bonds we

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

own. Currently, we are still working with Puerto Rico to finalize all outstanding issues necessary to implement our agreement with PREPA.

On July 1, 2016, Puerto Rico defaulted on $911 million in debt service out of $2.0 billion due across several different island entities. Puerto Rico defaulted on the entire $779 million due on its general obligation (GO) debt, making it the first state-level issuer to do so since the Great Depression. Consistent with previous months, Puerto Rico also defaulted on Puerto Rico Infrastructure Finance Authority Rum Bonds and the Public Finance Corporation debt. Of the $1.1 billion paid, some of it was reportedly paid from debt service reserves. While the government reported it was not paying any debt service on the Public Building Authority bonds guaranteed by the Commonwealth, it is our understanding that $151 million in funds available with the trustee were used to make a partial payment. The Franklin Municipal Bond Funds received approximately 85% of payments due on July 1.

COFINA, the Spanish name for debt secured by a dedicated portion of the sales tax, has to date made all principal and interest payments on time and in full. However, on November 22, certain Franklin Municipal Bond Funds that own COFINA subordinated bonds joined other bondholders in filing a Motion to Intervene in a lawsuit in Puerto Rico between a group of GO hedge fund bondholders (the “GO group”) and the government. Since the GO group is seeking to divert the stream of revenues used to make payments on the COFINA bonds, the Franklin Municipal Bond Funds felt compelled to file the motion in order to protect the interests of the Funds and their shareholders.

At period-end, we maintained our positive view of the municipal bond market. We believe municipal bonds continue to be an attractive asset class among fixed income securities, and we intend to follow our solid discipline of investing to maximize income, while seeking value in the municipal bond market.

State Update

Over the six months under review, New York’s robust and well-diversified economy continued to progress amid an improved housing market and favorable labor market conditions. Consumer confidence in the economy and low mortgage rates helped the state’s real estate market generate healthy price increases and reach record sales levels in August 2016. Additionally, New York boasts a significant presence of corporate headquarters and attracts a highly educated and global workforce, which supported job growth during the period. New York’s unemployment rate rose from 4.7% in May 2016 to 5.1% at period-end, which was higher than the national average of 4.6%.4

The combination of budget reforms and spending restraint has impacted New York’s financial position. Deficits in New York’s general fund, which receives the majority of state taxes and income, were eliminated and turned into operation surpluses used to bolster reserves. Earlier this year New York’s governor released the fiscal year (FY) 2017 executive budget proposal, which limits overall expenditures growth and emphasizes structural balance through controlled spending. The proposed budget included investments in health care and Medicaid reform, education and environmental initiatives. In the FY 2017 budget, school aid continued to represent the largest state-supported program.

The state has received substantial financial settlements from banks and insurers and has used these funds to support economic development and bolster infrastructure. The remaining windfall from monetary settlements with financial institutions has been set aside primarily for one-time investments and reserves.

New York’s net tax-supported debt was moderately high at 5.4% of personal income and $3,021 per capita, compared with the 2.5% and $1,025 national medians, respectively.5 During the period, independent credit rating agency Standard and Poor’s (S&P) affirmed its rating of New York’s general obligation debt at AA+ with a stable outlook.6 S&P’s rating and outlook reflected its view of the state’s strong financial management and well-established budget practices. S&P also noted New York’s stable budget and financial trends due to improved structural alignment, on-time budget enactment, general expenditure restraint and a well-funded pension system. These strengths are counterbalanced by revenue volatility stemming from New York’s dependence on the financial sector and personal income tax revenues.

4. Source: Bureau of Labor Statistics.
5. Source: Moody’s Investors Service, State Debt Medians 2016: Medians - Total Debt Remains Static in 2016, 5/6/16.
6. This does not indicate S&P’s rating of the Fund.
See www.franklintempletondatasources.com for additional data provider information.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Investment Strategy

We use a consistent, disciplined strategy in an effort to maximize tax-exempt income for our shareholders by seeking to maintain exposure to higher coupon securities while balancing risk and return within the Fund’s range of allowable investments. We generally employ a buy-and-hold approach and invest in securities we believe should provide the most relative value in the market. We do not use leverage or derivatives, nor do we use hedging techniques that could add volatility and contribute to underperformance in adverse markets. We generally seek to stay close to fully invested to help maximize income distribution.

Portfolio Composition
11/30/16
% of Total
Investments*
Tax-Supported	20.9%
Transportation	19.6%
Refunded**	19.4%
Subject to Government Appropriations	12.0%
Utilities	8.9%
Higher Education	5.8%
General Obligation	5.6%
Corporate-Backed	2.8%
Hospital & Health Care	2.0%
Other Revenue	1.7%
Housing	1.3%

*Does not include cash and cash equivalents.
**Includes all refunded bonds; the percentage may differ from that in the Credit
Quality Composition.

Manager’s Discussion

The combination of our value-oriented philosophy of investing primarily for income and a positive-sloping municipal yield curve, in which interest rates for longer term bonds are higher than those for shorter term bonds, led us to favor longer term bonds during the reporting period. Consistent with our strategy, we sought to remain close to fully invested in bonds ranging from 20 to 30 years in maturity with good call features. In line with our relative value investment strategy, and to further reduce volatility, we avoided derivative securities and other investment vehicles designed to leverage the portfolio. During the period, the Fund had no exposure to inverse floaters or any other form of leverage. Also, as the alternative minimum tax (AMT) affects more individuals each year, we held no bonds subject to AMT to prevent a taxable situation for individuals subject to AMT.

The Fund holds a small portion of its assets in Puerto Rico bonds, which increased in price over the period. However, Puerto Rico and its municipal issuers continued to experience significant financial difficulties, which we discussed in the Municipal Bond Market Overview. The Fund is not required to sell securities that have been downgraded to below investment grade, but it is prohibited from making further purchases of such securities as long as the securities are not rated investment grade by at least one U.S. nationally recognized rating service. We continue to closely monitor developments in Puerto Rico; however, the municipal bond market’s overall fundamentals, such as general creditworthiness and low default rates, remained stable.

We believe our conservative, buy-and-hold investment strategy can help us achieve high, current, tax-free income for shareholders. Thank you for your continued participation in Franklin New York Tax-Free Income Fund. We look forward to serving your future investment needs.

The foregoing information reflects our analysis, opinions and portfolio holdings as of November 30, 2016, the end of the reporting period. The way we implement our main investment strategies and the resulting portfolio holdings may change depending on factors such as market and economic conditions. These opinions may not be relied upon as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, state, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their completeness or accuracy. Although historical performance is no guarantee of future results, these insights may help you understand our investment management philosophy.

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Performance Summary as of November 30, 2016

The performance tables do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities.

Performance as of 11/30/16

Cumulative total return excludes sales charges. Average annual total return includes maximum sales charges. Sales charges will vary depending on the size of the investment and the class of share purchased. The maximum is 4.25% and the minimum is 0%. Class A: 4.25% maximum initial sales charge; Advisor Class: no sales charges. For other share classes, visit franklintempleton.com.

	Cumulative	Average Annual
Share Class	Total Return[1]	Total Return[2]
A
6-Month	-1.60%	-5.77%
1-Year	+0.70%	-3.58%
5-Year	+14.74%	+1.90%
10-Year	+41.34%	+3.07%
Advisor
6-Month	-1.64%	-1.64%
1-Year	+0.70%	+0.70%
5-Year	+15.29%	+2.89%
10-Year	+42.53%	+3.61%

	Distribution	Taxable Equivalent	30-Day	Taxable Equivalent 30-Day
Share Class	Rate[3]	Distribution Rate[4]	Standardized Yield[5]	Standardized Yield[4]
A	3.39%	6.93%	1.29%	2.52%
Advisor	3.63%	7.42%	1.45%	2.83%

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown. For most recent month-end performance, go to franklintempleton.com or call (800) 342-5236.

See page 8 for Performance Summary footnotes.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
PERFORMANCE SUMMARY

Net Asset Value
Share Class (Symbol)	11/30/16	5/31/16		Change
A (FNYTX)	$11.16	$11.54	-$	0.38
C (FNYIX)	$11.14	$11.52	-$	0.38
Advisor (FNYAX)	$11.16	$11.55	-$	0.39

Distributions[6] (6/1/16–11/30/16)
	Dividend
Share Class	Income
A	$0.2004
C	$0.1680
Advisor	$0.2058

Total Annual Operating Expenses[7]
Share Class
A	0.61%
Advisor	0.51%

Each class of shares is available to certain eligible investors and has different annual fees and expenses, as described in the prospectus.

All investments involve risks, including possible loss of principal. Because municipal bonds are sensitive to interest rate movements, the Fund’s yield and share price will fluctuate with market conditions. Bond prices generally move in the opposite direction of interest rates. Thus, as prices of bonds in the Fund adjust to a rise in interest rates, the Fund’s share price may decline. Because the Fund invests principally in a single state, it is subject to greater risk of adverse economic and regulatory changes in that state than a geographically diversified fund. The Fund holds a small portion of its assets in Puerto Rico municipal bonds thathave been impacted by recent adverse economic and market changes, which may cause the Fund’s share price to decline. Changes in the credit rating of a bond, or in the credit rating or financial strength of a bond’s issuer, insurer or guarantor, may affect the bond’s value. The Fund may invest a significant part of its assets in municipal securities that finance similar types of projects, such as utilities, hospitals, higher education and transportation. A change that affects one project would likely affect all similar projects, thereby increasing market risk. The Fund is actively managed but there is no guarantee that the manager’s investment decisions will produce the desired results. The Fund’s prospectus also includes a description of the main investment risks.

1. Cumulative total return represents the change in value of an investment over the periods indicated.
2. Average annual total return represents the average annual change in value of an investment over the periods indicated. Return for less than one year, ifany,hasnotbeen annualized.
3. Distribution rate is based on an annualization of the respective class’s November dividend and the maximum offering price (NAV for Advisor Class) per share on 11/30/16.
4. Taxable equivalent distribution rate and yield assume the published rates as of 12/19/16 for the maximum combined effective federal and New York state and City personal income tax rate of 48.73%, based on the federal income tax rate of 39.60% plus 3.8% Medicare tax.
5. The Fund’s 30-day standardized yield is calculated over a trailing 30-day period using the yield to maturity on bonds and/or the dividends accrued on stocks. It may not equal the Fund’s actual income distribution rate, which reflects the Fund’s past dividends paid to shareholders.
6. The distribution amount is the sum of the dividend payments to shareholders for the period shown and includes only estimated tax-basis net investment income.
7. Figures are as stated in the Fund’s current prospectus and may differ from the expense ratios disclosed in the Your Fund’s Expenses and Financial Highlights sections in this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.

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Your Fund’s Expenses

As a Fund shareholder, you can incur two types of costs: (1) transaction costs, including sales charges (loads) on Fund purchases and redemptions, if applicable; and (2) ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses. The table below shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

Actual Fund Expenses

The table below provides information about actual account values and actual expenses in the columns under the heading “Actual.” In these columns the Fund’s actual return, which includes the effect of Fund expenses, is used to calculate the “Ending Account Value” for each class of shares. You can estimate the expenses you paid during the period by following these steps (of course, your account value and expenses will differ from those in this illustration): Divide your account value by $1,000 (if your account had an $8,600 value, then $8,600 ÷ $1,000 = 8.6). Then multiply the result by the number in the row for your class of shares under the headings “Actual” and “Expenses Paid During Period” (if Actual Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50). In this illustration, the actual expenses paid this period are $64.50.

Hypothetical Example for Comparison with Other Funds

Under the heading “Hypothetical” in the table, information is provided about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. This information may not be used to estimate the actual ending account balance or expenses you paid for the period, but it can help you compare ongoing costs of investing in the Fund with those of other funds. To do so, compare this 5% hypothetical example for the class of shares you hold with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transactional costs. Therefore, information under the heading “Hypothetical” is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transactional costs were included, your total costs would have been higher.

			Actual	Hypothetical
		(actual return after expenses)		(5% annual return before expenses)

			Expenses		Expenses
	Beginning	Ending	Paid During	Ending	Paid During	Annualized
Share	Account	Account	Period	Account	Period	Expense
Class	Value 6/1/16	Value 11/30/16	6/1/16–11/30/16[1]	Value 11/30/16	6/1/16–11/30/16[1]	Ratio

A	$1,000	$984.00	$3.03	$1,022.01	$3.09	0.61%
C	$1,000	$981.20	$5.76	$1,019.25	$5.87	1.16%
Advisor	$1,000	$983.60	$2.54	$1,022.51	$2.59	0.51%

1. Expenses are equal to the annualized expense ratio for the six-month period as indicated above–in the far right column–multiplied by the simple average account value over the period indicated, and then multiplied by 183/365 to reflect the one-half year period.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Highlights
	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Class A
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.54	$11.58	$11.69	$11.98	$12.09	$11.45
Income from investment operations[a]:
Net investment income[b]	0.20	0.41	0.43	0.46	0.43	0.48
Net realized and unrealized gains (losses)	(0.38)	(0.04)	(0.11)	(0.30)	(0.11)	0.64
Total from investment operations	(0.18)	0.37	0.32	0.16	0.32	1.12
Less distributions from:
Net investment income	(0.20)	(0.41)	(0.43)	(0.45)	(0.43)	(0.48)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.20)	(0.41)	(0.43)	(0.45)	(0.43)	(0.48)
Net asset value, end of period	$11.16	$11.54	$11.58	$11.69	$11.98	$12.09

Total return[d]	(1.60)%	3.30%	2.76%	1.52%	2.65%	10.03%

Ratios to average net assets[e]
Expenses	0.61%	0.61%	0.61%	0.60%	0.60%	0.60%
Net investment income	3.45%	3.59%	3.67%	4.03%	3.55%	4.04%

Supplemental data
Net assets, end of period (000’s)	$4,001,467	$4,131,002	$4,319,062	$4,599,685	$5,532,799	$5,634,348
Portfolio turnover rate.	10.22%	4.14%	6.54%	4.74%	12.08%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

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		FRANKLIN NEW YORK TAX-FREE INCOME FUND
				FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Class C
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.52	$11.57	$11.67	$11.97	$12.07	$11.44
Income from investment operations[a]:
Net investment income[b]	0.17	0.35	0.36	0.39	0.36	0.41
Net realized and unrealized gains (losses)	(0.38)	(0.05)	(0.10)	(0.30)	(0.10)	0.64
Total from investment operations	(0.21)	0.30	0.26	0.09	0.26	1.05
Less distributions from:
Net investment income	(0.17)	(0.35)	(0.36)	(0.39)	(0.36)	(0.42)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.17)	(0.35)	(0.36)	(0.39)	(0.36)	(0.42)
Net asset value, end of period	$11.14	$11.52	$11.57	$11.67	$11.97	$12.07

Total return[d]	(1.88)%	2.64%	2.28%	0.87%	2.17%	9.35%

Ratios to average net assets[e]
Expenses	1.16%	1.16%	1.16%	1.15%	1.15%	1.15%
Net investment income	2.90%	3.04%	3.12%	3.48%	3.00%	3.49%

Supplemental data
Net assets, end of period (000’s)	$655,496	$665,206	$674,478	$700,352	$963,878	$911,935
Portfolio turnover rate.	10.22%	4.14%	6.54%	4.74%	12.08%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

franklintempleton.com The accompanying notes are an integral part of these financial statements. | Semiannual Report 11

FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL HIGHLIGHTS

	Six Months Ended
	November 30, 2016		Year Ended May 31,
	(unaudited)	2016	2015	2014	2013	2012
Advisor Class
Per share operating performance
(for a share outstanding throughout the
period)
Net asset value, beginning of period	$11.55	$11.59	$11.69	$11.99	$12.09	$11.45
Income from investment operations[a]:
Net investment income[b]	0.21	0.42	0.44	0.47	0.44	0.49
Net realized and unrealized gains (losses)	(0.39)	(0.04)	(0.10)	(0.31)	(0.10)	0.64
Total from investment operations	(0.18)	0.38	0.34	0.16	0.34	1.13
Less distributions from:
Net investment income	(0.21)	(0.42)	(0.44)	(0.46)	(0.44)	(0.49)
Net realized gains	—	—	—	—	—	(—)[c]
Total distributions	(0.21)	(0.42)	(0.44)	(0.46)	(0.44)	(0.49)
Net asset value, end of period	$11.16	$11.55	$11.59	$11.69	$11.99	$12.09

Total return[d]	(1.64)%	3.40%	2.94%	1.53%	2.84%	10.14%

Ratios to average net assets[e]
Expenses	0.51%	0.51%	0.51%	0.50%	0.50%	0.50%
Net investment income	3.55%	3.69%	3.77%	4.13%	3.65%	4.14%

Supplemental data
Net assets, end of period (000’s)	$285,156	$274,034	$271,828	$180,654	$254,797	$217,197
Portfolio turnover rate.	10.22%	4.14%	6.54%	4.74%	12.08%	5.55%

aThe amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
bBased on average daily shares outstanding.
cAmount rounds to less than $0.01 per share.
dTotal return is not annualized for periods less than one year.
eRatios are annualized for periods less than one year.

12 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Statement of Investments, November 30, 2016 (unaudited)
	Principal
	Amount	Value

Municipal Bonds 94.0%
New York 91.5%
Albany IDA Civic Facility Revenue,
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/27	$5,000,000	$5,197,750
St. Peter’s Hospital Project, Series A, Pre-Refunded, 5.25%, 11/15/32	5,000,000	5,197,750
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.50%, 11/15/27	1,135,000	1,182,557
St. Peter’s Hospital Project, Series E, Pre-Refunded, 5.25%, 11/15/32	1,150,000	1,195,483
Amherst Development Corp. Student Housing Facility Revenue,
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/40.	3,000,000	3,286,590
University of Buffalo Foundation Facility, Student Housing Corp., Greiner and Hadley Projects at
Suny Buffalo, Series A, AGMC Insured, 5.00%, 10/01/45.	3,800,000	4,151,386
Buffalo and Erie County Industrial Land Development Corp. Revenue,
Buffalo State College Foundation Housing Corp. Project, Series A, 5.375%, 10/01/41	2,035,000	2,259,990
Catholic Health System Inc. Project, 5.25%, 7/01/35.	1,000,000	1,111,390
Catholic Health System Inc. Project, 5.00%, 7/01/40.	1,000,000	1,077,960
City of New Rochelle Corp. for Local Development Revenue,
Iona College Project, Refunding, Series A, 5.00%, 7/01/40	1,250,000	1,334,313
Iona College Project, Refunding, Series A, 5.00%, 7/01/45	1,425,000	1,515,815
Clinton County COP, Correctional Facilities Project, 8.125%, 8/01/17	1,190,000	1,202,590
Dutchess County Local Development Corp. Revenue,
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/31	8,000,000	8,879,360
Health Quest Systems Inc. Project, Series B, 5.00%, 7/01/32	4,120,000	4,548,315
Health Quest Systems Inc. Project, Series B, 4.00%, 7/01/34	4,770,000	4,722,348
Health Quest Systems Inc. Project, Series B, 4.00%, 7/01/41	7,000,000	6,713,910
Erie County GO, Sewer District, Series B, NATL Insured, 5.00%, 12/01/35	2,000,000	2,004,960
Erie County IDA School Facility Revenue, City School District of the City of Buffalo Project, Refunding,
Series A, 5.00%, 5/01/28	8,100,000	9,224,685
Hudson Yards Infrastructure Corp. Revenue,
Hudson Yards, Senior, Fiscal 2007, Series A, 5.00%, 2/15/47	40,000,000	40,238,000
Hudson Yards, Senior, Fiscal 2012, Series A, 5.25%, 2/15/47	35,000,000	38,544,800
Series A, AGMC Insured, 5.00%, 2/15/47	15,000,000	15,104,100
Long Island Power Authority Electric System Revenue,
General, Refunding, Series A, 5.00%, 9/01/42	22,000,000	23,582,900
General, Refunding, Series A, 5.00%, 9/01/44	5,000,000	5,497,250
General, Refunding, Series B, 5.00%, 9/01/36	5,000,000	5,497,150
General, Refunding, Series B, 5.00%, 9/01/41	10,000,000	10,917,500
General, Refunding, Series B, 5.00%, 9/01/46	18,000,000	19,575,360
General, Refunding, Series E, BHAC Insured, 5.00%, 12/01/22	625,000	625,000
General, Series A, BHAC Insured, Pre-Refunded, 5.50%, 5/01/33	5,000,000	5,462,000
General, Series A, Pre-Refunded, 6.00%, 5/01/33	42,000,000	46,374,720
General, Series E, BHAC Insured, Pre-Refunded, 5.00%, 12/01/22	8,575,000	8,575,000
Monroe County IDC Revenue,
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/30	3,275,000	3,785,540
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/32	2,000,000	2,287,320
University of Rochester Project, Refunding, Series A, 5.00%, 7/01/37	1,780,000	2,004,298
University of Rochester Project, Series A, 5.00%, 7/01/38.	6,350,000	7,022,465
University of Rochester Project, Series B, 5.00%, 7/01/43	5,000,000	5,482,950
MTA Dedicated Tax Fund Revenue,
Green Bonds, Refunding, Series B, Subseries B-1, 5.00%, 11/15/46	25,000,000	27,881,250
Green Bonds, Refunding, Series B, Subseries B-2, 5.00%, 11/15/39	4,775,000	5,355,019
Series A, Pre-Refunded, 5.50%, 11/15/39	22,845,000	24,704,126
Series B, 5.00%, 11/15/34	63,750,000	69,631,575

franklintempleton.com

Semiannual Report 13

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
MTA Revenue,
Transportation, Green Bonds, Series A, Subseries A-1, 5.00%, 11/15/41	$6,000,000	$6,561,780
Transportation, Refunding, Series B, 5.00%, 11/15/34	5,210,000	5,796,646
Transportation, Refunding, Series C, Sub Series C-1, 4.00%, 11/15/46.	24,380,000	24,002,598
Transportation, Refunding, Series C, Sub Series C-2, 4.00%, 11/15/38.	10,000,000	10,048,800
Transportation, Refunding, Series C, Subseries C-1, 5.00%, 11/15/39	2,440,000	2,682,658
Transportation, Refunding, Series D, 5.00%, 11/15/31	6,215,000	7,031,154
Transportation, Refunding, Series D, 5.25%, 11/15/40	21,500,000	23,998,730
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/34	5,000,000	5,515,050
Transportation, Refunding, Series D, Sub Series D-1, 5.00%, 11/15/35	5,000,000	5,499,050
Transportation, Series A, AGMC Insured, 5.50%, 11/15/23	7,460,000	8,883,741
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	39,950,000	41,455,715
Transportation, Series A, Pre-Refunded, 5.00%, 11/15/37	8,050,000	8,349,540
Transportation, Series B, 5.00%, 11/15/38.	11,320,000	12,394,381
Transportation, Series B, 5.00%, 11/15/43.	10,670,000	11,605,332
Transportation, Series B, Pre-Refunded, 5.00%, 11/15/37	25,000,000	25,930,250
Transportation, Series C, 6.50%, 11/15/28	2,825,000	3,108,432
Transportation, Series C, 5.00%, 11/15/38	10,000,000	10,949,100
Transportation, Series C, 5.00%, 11/15/42	10,000,000	10,912,700
Transportation, Series C, 5.00%, 11/15/47	16,125,000	17,385,652
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	11,215,000	12,342,444
Transportation, Series C, Pre-Refunded, 6.50%, 11/15/28	960,000	1,055,530
Nassau County GO,
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/30	270,000	293,509
General Improvement, Refunding, Series C, Assured Guaranty, 5.00%, 10/01/31	285,000	308,994
General Improvement, Refunding, Series C, Assured Guaranty, 5.125%, 10/01/35	1,275,000	1,383,401
General Improvement, Refunding, Series C, Assured Guaranty, 5.25%, 10/01/39	1,320,000	1,433,322
General Improvement, Series C, AGMC Insured, 5.00%, 4/01/43	26,665,000	28,695,273
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/30	5,465,000	5,980,349
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.00%, 10/01/31	5,740,000	6,281,282
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.125%, 10/01/35	25,935,000	28,469,887
General Improvement, Series C, Assured Guaranty, Pre-Refunded, 5.25%, 10/01/39	26,870,000	29,588,707
Sewer and Storm Water Resources District, Series D, Assured Guaranty, 5.25%, 10/01/39	7,620,000	8,265,414
Nassau County Sewer and Storm Water Finance Authority System Revenue, Series A, BHAC Insured,
Pre-Refunded, 5.375%, 11/01/28	2,000,000	2,152,880
New York City Educational Construction Fund Revenue,
Series A, 5.75%, 4/01/41.	20,000,000	22,778,600
Series A, BHAC Insured, 5.00%, 4/01/37	19,750,000	19,974,755
New York City GO,
Citysavers, Series B, zero cpn., 12/01/16	1,030,000	1,107,250
Citysavers, Series B, zero cpn., 6/01/17	1,030,000	1,102,182
Citysavers, Series B, zero cpn., 12/01/17	1,030,000	1,095,632
Citysavers, Series B, zero cpn., 6/01/18	1,030,000	1,086,094
Citysavers, Series B, zero cpn., 12/01/18	1,005,000	1,048,738
Citysavers, Series B, zero cpn., 6/01/19	1,030,000	1,057,388
Citysavers, Series B, zero cpn., 12/01/19	1,030,000	1,044,544
Citysavers, Series B, zero cpn., 6/01/20	10,000,000	9,313,100
Fiscal 2002, Series D, 5.50%, 6/01/24.	145,000	145,516
Fiscal 2009, Series J, Sub Series J-1, 5.00%, 5/15/33	19,500,000	20,729,865
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/25	7,575,000	8,192,438
Fiscal 2010, Refunding, Series C, 5.00%, 8/01/26	2,190,000	2,364,959
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/26	11,000,000	12,541,210

14 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City GO, (continued)
Fiscal 2012, Refunding, Series I, 5.00%, 8/01/27	$10,000,000	$11,367,100
Fiscal 2013, Series A, Sub Series A-1, 5.00%, 10/01/29	7,355,000	8,332,479
Fiscal 2014, Refunding, Series J, 5.00%, 8/01/32	10,000,000	11,380,600
Fiscal 2014, Series A, Sub Series A-1, 4.00%, 8/01/39	10,000,000	10,047,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/29	20,640,000	23,462,107
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/31	10,000,000	11,267,400
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/32	4,000,000	4,485,600
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/33	3,000,000	3,352,830
Fiscal 2015, Refunding, Series C, 5.00%, 8/01/34	1,500,000	1,670,760
Refunding, Series C, 5.00%, 8/01/32	5,000,000	5,645,650
Refunding, Series D, 5.125%, 8/01/19.	10,000	10,031
Refunding, Series G, AMBAC Insured, 5.00%, 8/01/22	10,000	10,032
Series E, Sub Series E-1, 6.00%, 10/15/23	5,155,000	5,611,991
Series E, Sub Series E-1, 6.25%, 10/15/28	260,000	284,089
Series E, Sub Series E-1, Pre-Refunded, 6.00%, 10/15/23	1,845,000	2,004,260
Series E, Sub Series E-1, Pre-Refunded, 6.25%, 10/15/28	9,740,000	10,625,366
Series I, Sub Series I-1, 5.375%, 4/01/36	5,050,000	5,410,873
Series I, Sub Series I-1, Pre-Refunded, 5.375%, 4/01/36	12,450,000	13,561,660
Sub Series D-1, 5.125%, 12/01/28	4,140,000	4,295,912
Sub Series D-1, Pre-Refunded, 5.125%, 12/01/28	6,090,000	6,334,087
New York City HDC,
MFHR, Series A-1, 4.80%, 11/01/35	5,610,000	5,921,692
MFHR, Series C-1, 5.25%, 11/01/29	6,110,000	6,579,981
MFHR, Series C-1, 5.50%, 11/01/34	3,000,000	3,241,650
MFHR, Series C-1, 5.55%, 11/01/39	3,300,000	3,568,059
MFHR, Series C-1, 5.70%, 11/01/46	12,500,000	13,551,500
New York City IDAR, Yankee Stadium Project, Pilot, Assured Guaranty, 7.00%, 3/01/49	19,000,000	21,251,500
New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Fiscal 2008, Refunding, Series A, 5.00%, 6/15/38	52,000,000	53,083,680
Fiscal 2009, Series A, 5.75%, 6/15/40	5,100,000	5,438,946
Fiscal 2009, Series A, Pre-Refunded, 5.75%, 6/15/40	1,450,000	1,548,658
Second General Resolution, Fiscal 2008, Refunding, Series AA, 5.00%, 6/15/37	20,860,000	21,295,765
Second General Resolution, Fiscal 2009, Refunding, Series GG-1, 5.00%, 6/15/39	33,115,000	35,653,596
Second General Resolution, Fiscal 2011, Refunding, Series EE, 5.375%, 6/15/43	39,150,000	44,044,533
Second General Resolution, Fiscal 2013, Series BB, 5.00%, 6/15/47	15,000,000	16,625,400
New York City Transitional Finance Authority Building Aid Revenue,
Fiscal 2007, Series S-1, NATL Insured, 5.00%, 7/15/31	8,200,000	8,238,294
Fiscal 2007, Series S-2, NATL Insured, 5.00%, 1/15/37	22,000,000	22,101,640
Fiscal 2008, Refunding, Series S-1, 5.00%, 1/15/34	75,000,000	77,754,000
Fiscal 2008, Series S-1, 5.00%, 1/15/27	10,000,000	10,409,000
Fiscal 2009, Series S-1, 5.75%, 7/15/38	30,000,000	32,036,400
Fiscal 2009, Series S-2, 6.00%, 7/15/38	50,000,000	53,551,000
Fiscal 2009, Series S-3, 5.25%, 1/15/39	29,485,000	31,538,041
Fiscal 2009, Series S-4, 5.75%, 1/15/39	30,000,000	32,469,300
Fiscal 2009, Series S-5, 5.25%, 1/15/39	31,730,000	33,912,072
New York City Transitional Finance Authority Revenue,
Future Tax Secured, Fiscal 2010, Subordinate, Series A, Subseries A-1, 5.00%, 5/01/34	17,520,000	18,846,614
Future Tax Secured, Fiscal 2010, Subordinate, Series A, Subseries A-1, 5.00%, 5/01/38	20,000,000	21,455,600
Future Tax Secured, Fiscal 2010, Subordinate, Series A, Subseries A-1, Pre-Refunded, 5.00%,
5/01/34	2,480,000	2,689,213
Future Tax Secured, Subordinate, Fiscal 2011, Series C, 5.00%, 11/01/39	17,250,000	19,000,185

franklintempleton.com

Semiannual Report 15

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York City Transitional Finance Authority Revenue, (continued)
Future Tax Secured, Subordinate, Fiscal 2012, Series E, Subseries E-1, 5.00%, 2/01/37	$10,000,000	$11,114,900
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/34	5,000,000	5,575,900
Future Tax Secured, Subordinate, Fiscal 2013, Series F, Subseries F-1, 5.00%, 2/01/36	8,250,000	9,165,915
Future Tax Secured, Subordinate, Fiscal 2013, Series I, 5.00%, 5/01/42	45,000,000	49,959,000
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/38	17,000,000	18,770,890
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/39	24,135,000	26,665,313
Future Tax Secured, Subordinate, Fiscal 2014, Series D, Subseries D-1, 5.00%, 2/01/40	18,300,000	20,206,311
Future Tax Secured, Subordinate, Fiscal 2015, Series A, Subseries A-1, 5.00%, 8/01/34	5,115,000	5,746,651
Future Tax Secured, Subordinate, Fiscal 2015, Series B, Subseries B-1, 5.00%, 8/01/34	5,000,000	5,617,450
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/34	10,000,000	11,176,100
Future Tax Secured, Subordinate, Fiscal 2015, Series E, Subseries E-1, 5.00%, 2/01/35	10,000,000	11,145,900
Future Tax Secured, Subordinate, Fiscal 2017, Series A, Subseries A-1, 5.00%, 5/01/40	5,000,000	5,549,950
Future Tax Secured, Subordinate, Fiscal 2017, Series B, Subseries B-1, 5.00%, 8/01/38	18,000,000	20,163,960
New York Liberty Development Corp. Liberty Revenue,
One World Trade Center, Port Authority Consolidated, Secured, 5.25%, 12/15/43	50,000,000	56,081,500
Second Priority, Bank of America Tower at One Bryant Park Project, Class 2, Refunding, 5.625%,
7/15/47	17,500,000	19,420,625
Seven World Trade Center Project, Refunding, 5.00%, 9/15/40	18,000,000	20,230,380
New York Liberty Development Corp. Revenue,
Goldman Sachs Headquarters Issue, 5.25%, 10/01/35	86,360,000	100,913,387
Goldman Sachs Headquarters Issue, 5.50%, 10/01/37	27,000,000	31,838,400
New York State Convention Center Development Corp. Revenue, Hotel Unit Fee Secured, senior lien,
Series A, 5.00%, 11/15/46	15,000,000	16,662,600
New York State Dormitory Authority Lease Revenues,
Delaware Chenango Madison Otsego Board of Cooperative Education Services, XLCA Insured,
Pre-Refunded, 5.00%, 8/15/27	10,000,000	10,280,900
State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/39	7,250,000	7,764,242
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/28	4,000,000	4,554,040
New York State Dormitory Authority Revenues,
853 Schools Program, Issue 2, Series E, AMBAC Insured, 5.75%, 7/01/19	530,000	531,632
Mental Health Services Facilities Improvement, Refunding, Series A, 5.00%, 8/15/22	5,740,000	6,376,107
Non-State Supported Debt, Albany Public Library, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/37	10,720,000	10,840,493
Non-State Supported Debt, Brooklyn Law School, Refunding, 5.75%, 7/01/33	3,750,000	4,082,063
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46.	10,000,000	12,273,300
Non-State Supported Debt, Columbia University, Series A-2, 5.00%, 10/01/46.	1,500,000	1,701,840
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/34	10,000,000	10,879,800
Non-State Supported Debt, Cornell University, Refunding, Series A, 5.00%, 7/01/39	22,000,000	23,830,840
Non-State Supported Debt, Educational Housing Services, CUNY Student Housing Project, AMBAC
Insured, 5.25%, 7/01/30	5,150,000	5,936,560
Non-State Supported Debt, Fashion Institute of Technology Student Housing Corp., NATL Insured,
5.25%, 7/01/34	13,220,000	14,722,585
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/33	11,000,000	11,649,000
Non-State Supported Debt, Fordham University, Series B, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/38	5,000,000	5,295,000
Non-State Supported Debt, Health Quest Systems, Series A, Assured Guaranty, 5.25%, 7/01/27	1,500,000	1,534,260
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.25%, 7/01/27	2,500,000	2,561,625
Non-State Supported Debt, Health Quest Systems, Series B, Assured Guaranty, Pre-Refunded,
5.125%, 7/01/37	3,000,000	3,071,820

16 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.25%, 8/15/34	$3,705,000	$4,122,109
Non-State Supported Debt, Hospital for Special Surgery, FHA Insured, 6.00%, 8/15/38	3,250,000	3,584,750
Non-State Supported Debt, Mortgage Hospital, Montefiore Medical Center, FHA Insured, 5.00%,
8/01/24	2,500,000	2,568,800
Non-State Supported Debt, Mount Sinai School of Medicine of New York University, NATL Insured,
Pre-Refunded, 5.00%, 7/01/35	10,000,000	10,232,200
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/27	5,000,000	5,191,450
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-4, 5.00%, 1/15/28	5,000,000	5,187,500
Non-State Supported Debt, Municipal Health Facilities Improvement Program, Lease, New York City
Issue, Refunding, Series 2, Sub Series 2-5, 5.00%, 1/15/32	20,000,000	20,723,000
Non-State Supported Debt, The New School, AGMC Insured, Pre-Refunded, 5.50%, 7/01/43	13,000,000	14,623,180
Non-State Supported Debt, The New School, Pre-Refunded, 5.50%, 7/01/40	10,000,000	11,248,600
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/40	5,500,000	5,957,930
Non-State Supported Debt, The New School, Refunding, Series A, 5.00%, 7/01/45	8,500,000	9,207,710
Non-State Supported Debt, The New York Hospital Medical Center of Queens, FHA Insured,
Pre-Refunded, 4.75%, 2/15/37	4,890,000	4,926,528
Non-State Supported Debt, New York University, Refunding, Series A, 5.00%, 7/01/45	5,000,000	5,500,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/37	7,000,000	7,885,500
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/39	20,000,000	21,648,600
Non-State Supported Debt, New York University, Series A, 5.00%, 7/01/42	10,000,000	11,111,200
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/26	5,475,000	5,602,130
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/27	5,470,000	5,597,013
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/32	5,000,000	5,116,100
Non-State Supported Debt, New York University, Series A, AMBAC Insured, Pre-Refunded, 5.00%,
7/01/37	10,000,000	10,232,200
Non-State Supported Debt, New York University, Series A, Pre-Refunded, 5.00%, 7/01/38	27,800,000	29,350,684
Non-State Supported Debt, New York University, Series B, 5.00%, 7/01/39	19,650,000	21,269,749
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.00%, 7/01/38	26,995,000	28,500,781
Non-State Supported Debt, New York University, Series B, Pre-Refunded, 5.25%, 7/01/48	49,665,000	52,627,517
Non-State Supported Debt, New York University, Series C, Pre-Refunded, 5.00%, 7/01/38	25,000,000	26,394,500
Non-State Supported Debt, New York University Hospitals Center, Refunding, 5.00%, 7/01/34	7,250,000	7,862,335
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/22	2,300,000	2,461,230
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series A,
5.00%, 5/01/36	11,000,000	12,066,230
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/21	3,090,000	3,310,379
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.00%, 5/01/23	2,150,000	2,296,523
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Refunding, Series E,
5.50%, 5/01/33	3,000,000	3,219,690
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.25%, 5/01/30	8,750,000	9,507,137
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/30	3,000,000	3,277,200

franklintempleton.com

Semiannual Report 17

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.00%, 5/01/32	$6,250,000	$6,353,937
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series A, Pre-
Refunded, 5.50%, 5/01/37	13,000,000	14,201,200
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series B, 5.00%,
5/01/39	10,000,000	10,691,900
Non-State Supported Debt, North Shore-Long Island Jewish Obligated Group, Series E, Pre-
Refunded, 5.00%, 5/01/21	2,500,000	2,701,625
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/27	2,025,000	2,262,573
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/30	1,000,000	1,100,390
Non-State Supported Debt, NYU Hospitals Center, Refunding, 5.00%, 7/01/32	1,000,000	1,091,350
Non-State Supported Debt, NYU Hospitals Center, Refunding, Series A, 5.00%, 7/01/28	1,400,000	1,574,370
Non-State Supported Debt, NYU Hospitals Center, Refunding, Series A, 5.00%, 7/01/30	1,210,000	1,343,003
Non-State Supported Debt, NYU Hospitals Center, Series A, Pre-Refunded, 6.00%, 7/01/40.	4,500,000	5,139,225
Non-State Supported Debt, Pratt Institute, Series C, Assured Guaranty, Pre-Refunded, 5.00%,
7/01/29	3,775,000	4,098,140
Non-State Supported Debt, Residential Institutions for Children, 5.00%, 6/01/38	5,000,000	5,243,850
Non-State Supported Debt, School Districts Financing Program, Refunding, Series A, AGMC
Insured, 5.00%, 10/01/22.	2,425,000	2,580,127
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.00%, 10/01/31.	45,000	48,776
Non-State Supported Debt, School Districts Financing Program, Refunding, Series C, Assured
Guaranty, 5.125%, 10/01/36	60,000	65,032
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/21	5,000,000	5,543,350
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/22	7,145,000	7,968,890
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured, 5.00%,
10/01/24	12,730,000	14,187,840
Non-State Supported Debt, School Districts Financing Program, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/22	5,220,000	5,572,454
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
5.625%, 10/01/29	300,000	332,745
Non-State Supported Debt, School Districts Financing Program, Series A, Assured Guaranty,
Pre-Refunded, 5.625%, 10/01/29	2,700,000	3,004,992
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/32	5,000,000	5,164,950
Non-State Supported Debt, School Districts Financing Program, Series C, AGMC Insured,
Pre-Refunded, 5.00%, 10/01/37	6,550,000	6,766,084
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.00%, 10/01/31	3,955,000	4,333,731
Non-State Supported Debt, School Districts Financing Program, Series C, Assured Guaranty,
Pre-Refunded, 5.125%, 10/01/36	4,940,000	5,430,048
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/26.	2,400,000	2,764,320
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/27.	650,000	743,906
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/29.	1,375,000	1,553,736
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/30.	1,675,000	1,880,740
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/31.	3,700,000	4,134,010
Non-State Supported Debt, St. John’s University, Refunding, Series A, 5.00%, 7/01/34.	2,000,000	2,208,000
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/38	5,000,000	5,598,700
Non-State Supported Debt, State University Facilities, Refunding, Series A, 5.00%, 7/01/43	4,150,000	4,581,725

18 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority Revenues, (continued)
Non-State Supported Debt, Student Housing Corp., NATL Insured, 5.25%, 7/01/26	$6,105,000	$6,830,396
Non-State Supported Debt, University of Rochester, Series A, 5.125%, 7/01/39	10,500,000	11,321,310
Non-State Supported Debt, Vassar College, 5.00%, 7/01/49	11,000,000	11,894,850
Secondarily Insured, Lease, State University, AMBAC Insured, Pre-Refunded, 5.00%, 7/01/32	5,000,000	5,116,100
Secondarily Insured, State University Educational Facilities, Third General Resolution, Refunding,
Series A, Assured Guaranty, 5.50%, 5/15/22	5,000,000	5,878,650
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/37	25,000,000	27,386,250
State Supported Debt, Lease, State University Dormitory Facilities Issue, Refunding, Series A,
5.00%, 7/01/42	15,000,000	16,391,700
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, 5.00%, 7/01/38	10,785,000	11,391,764
State Supported Debt, Lease, State University Dormitory Facilities Issue, Series A, Pre-Refunded,
5.00%, 7/01/33	14,210,000	15,048,390
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/32	2,190,000	2,206,031
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/33	645,000	682,842
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
5.00%, 2/15/38	1,420,000	1,498,640
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	25,810,000	26,017,770
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	8,360,000	8,889,690
State Supported Debt, Mental Health Services Facilities Improvement, Series A, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/38	20,840,000	22,160,422
State Supported Debt, Mental Health Services Facilities Improvement, Series B, 5.00%, 2/15/33.	4,990,000	5,006,218
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
5.00%, 2/15/33	990,000	1,048,083
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/32	8,680,000	8,749,874
State Supported Debt, Mental Health Services Facilities Improvement, Series B, AGMC Insured,
Pre-Refunded, 5.00%, 2/15/33	3,285,000	3,493,138
State Supported Debt, Upstate Community Colleges, Series C, 6.00%, 7/01/31.	20,000,000	21,855,200
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/29	3,000,000	3,407,310
Third General Resolution, State University Educational Facilities Issue, Refunding, Series A, 5.00%,
5/15/30	1,000,000	1,133,030
New York State Dormitory Authority Sales Tax Revenue,
Series A, 5.00%, 3/15/35.	28,445,000	32,405,682
Series A, 5.00%, 3/15/36.	81,550,000	92,540,493
Series B, 5.00%, 3/15/40	12,640,000	14,214,059
Series B, 5.00%, 3/15/41	10,520,000	11,821,640
State Supported Debt, Series A, 5.00%, 3/15/29	12,480,000	14,240,554
State Supported Debt, Series A, 5.00%, 3/15/30	18,415,000	20,883,347
State Supported Debt, Series A, 5.00%, 3/15/31	15,685,000	17,699,738
State Supported Debt, Series A, 5.00%, 3/15/43	16,675,000	18,489,073
State Supported Debt, Series A, 5.00%, 3/15/44	37,250,000	40,986,547
New York State Dormitory Authority State Personal Income Tax Revenue,
Education, Refunding, Series C, 5.75%, 3/15/32	29,870,000	32,616,845
Education, Series A, 5.00%, 3/15/38.	5,000,000	5,368,150
Education, Series A, Pre-Refunded, 5.00%, 3/15/37	49,750,000	50,328,095

franklintempleton.com

Semiannual Report 19

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Dormitory Authority State Personal Income Tax Revenue, (continued)
Education, Series C, Pre-Refunded, 5.00%, 12/15/31	$17,305,000	$17,325,398
Education, Series C, Pre-Refunded, 5.75%, 3/15/32	230,000	251,857
Education, Series C, Pre-Refunded, 5.00%, 12/15/35	10,000,000	10,011,900
General Purpose, Refunding, Series A, 5.00%, 3/15/31	5,000,000	5,657,500
General Purpose, Refunding, Series D, 5.00%, 2/15/35.	10,000,000	11,302,700
General Purpose, Series B, 5.00%, 3/15/37	6,915,000	7,574,484
General Purpose, Series C, 5.00%, 3/15/34.	10,000,000	11,098,000
Series A, 5.00%, 2/15/34.	16,510,000	17,615,510
Series A, 5.00%, 2/15/38.	17,800,000	19,947,036
Series A, 5.00%, 2/15/39.	20,685,000	22,000,980
Series A, 5.00%, 2/15/39.	10,000,000	11,180,000
Series A, 5.00%, 2/15/41.	4,000,000	4,451,200
Series A, 5.00%, 2/15/42.	11,950,000	13,297,960
Series A, 5.00%, 2/15/43.	26,035,000	28,949,098
Series A, Pre-Refunded, 5.00%, 2/15/34	15,000	16,139
Series A, Pre-Refunded, 5.00%, 2/15/39	20,000	21,519
New York State Environmental Facilities Corp. State Clean Water and Drinking Water Revenue,
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series A, 5.00%, 6/15/31	5,000,000	5,703,250
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/33	6,510,000	6,857,894
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Refunding, Series B, 5.00%, 6/15/37	8,010,000	8,424,357
Revolving Funds, New York City Municipal Water Finance Authority Projects, Second Resolution,
Subordinated SRF, Series A, 5.125%, 6/15/38	35,000,000	37,844,800
New York State GO, Series A, 5.00%, 2/15/39	6,000,000	6,385,740
New York State HFA State Personal Income Tax Revenue,
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/34	10,000,000	10,313,000
Economic Development and Housing, Series A, Pre-Refunded, 5.00%, 3/15/38	15,000,000	15,469,500
New York State HFAR,
Affordable Housing, Series B, 4.50%, 11/01/29	1,500,000	1,556,055
Affordable Housing, Series B, 4.85%, 11/01/41	8,500,000	8,808,040
Children’s Rescue Fund Housing, Series A, 7.625%, 5/01/18.	605,000	607,989
Housing Project Mortgage, Refunding, Series A, AGMC Insured, 6.125%, 11/01/20	95,000	95,352
New York State Medical Care Facilities Finance Agency Revenue, Security Mortgage, 2008, Series A,
6.375%, 11/15/20.	1,315,000	1,320,129
New York State Power Authority Revenue, Series A, NATL Insured, 5.00%, 11/15/47	10,000,000	10,374,000
New York State Thruway Authority General Junior Indebtedness Obligations Revenue, junior lien, Series
A, 5.00%, 1/01/46	25,000,000	27,063,750
New York State Thruway Authority General Revenue,
Refunding, Series H, AGMC Insured, 5.00%, 1/01/32	10,000,000	10,387,100
Refunding, Series H, NATL Insured, 5.00%, 1/01/37	54,810,000	56,788,641
Refunding, Series I, 5.00%, 1/01/37	21,250,000	23,204,150
Series H, AGMC Insured, 5.00%, 1/01/37	10,000,000	10,370,800
Series I, 5.00%, 1/01/42	45,000,000	48,632,400
New York State Thruway Authority Second General Highway and Bridge Trust Fund Revenue,
Refunding, Series A, 5.00%, 4/01/29	10,000,000	11,361,000
Series A, 5.00%, 4/01/27.	27,000,000	30,776,490
Series A, 5.00%, 4/01/28.	11,600,000	13,197,552
Series A, 5.00%, 4/01/30.	9,000,000	10,167,120
Series A, 5.00%, 4/01/31.	10,250,000	11,546,420

20 Semiannual Report

franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
New York State Thruway Authority Second General Highway and Bridge Trust Fund
Revenue, (continued)
Series A, 5.00%, 4/01/32.	$11,100,000	$12,468,630
Series A, AGMC Insured, Pre-Refunded, 5.00%, 4/01/24	7,420,000	7,518,315
New York State Urban Development Corp. Revenue,
Empire State Development Corp., Refunding, Series D, 5.625%, 1/01/28	3,780,000	4,101,791
Empire State Development Corp., Series B, 5.00%, 1/01/26	8,830,000	9,309,734
Empire State Development Corp., Series B, 5.00%, 1/01/27	7,730,000	8,142,550
Empire State Development Corp., Series B, 5.00%, 1/01/28	5,460,000	5,746,159
State Personal Income Tax, Series A-1, 5.00%, 12/15/27	1,615,000	1,680,036
State Personal Income Tax, Series A-1, Pre-Refunded, 5.00%, 12/15/27	3,385,000	3,523,447
State Personal Income Tax, State Facilities and Equipment, Series B-1, 5.00%, 3/15/36	10,000,000	10,736,300
Niagara Falls Public Improvement GO, NATL Insured, 6.85%, 3/01/19	5,000	5,016
Orangetown Housing Authority Housing Facilities Revenue, Capital Appreciation, Senior Housing Center
Project, Refunding, NATL Insured, zero cpn., 4/01/30.	12,780,000	6,613,267
Oswego County IDA Civic Facility Revenue, Oswego School District Public Library Project, XLCA Insured,
5.00%, 12/15/30	1,805,000	1,810,523
Port Authority of New York and New Jersey Revenue,
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/34	30,000,000	30,810,900
Consolidated, One Hundred Forty-Eighth Series, AGMC Insured, 5.00%, 8/15/37	74,235,000	76,241,572
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/34	25,000,000	27,367,500
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/35	29,000,000	31,720,490
Consolidated, One Hundred Sixty-First Series, 5.00%, 10/15/39	25,000,000	27,286,500
Rensselaer City School District COP, School Campus Project, XLCA Insured, 5.00%, 6/01/36	20,240,000	20,279,873
Rockland County IDA Civic Facility Revenue,
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/32	2,000,000	2,044,000
Nyack Library Project, Series A, AMBAC Insured, 5.00%, 12/01/37	3,320,000	3,383,877
Sales Tax Asset Receivable Corp. Revenue,
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/27	32,000,000	37,701,440
Sales Tax Asset, Fiscal 2015, Refunding, Series A, 5.00%, 10/15/30	4,900,000	5,715,948
Saratoga County Water Authority Revenue, Water System, Pre-Refunded, 5.00%, 9/01/48	7,225,000	7,692,024
Triborough Bridge and Tunnel Authority Revenues,
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/33	31,840,000	33,992,702
General, MTA Bridges and Tunnels, Refunding, Series C, 5.00%, 11/15/38	18,375,000	19,580,767
General, MTA Bridges and Tunnels, Series A, Pre-Refunded, 5.00%, 11/15/24	6,965,000	7,227,511
General, MTA Bridges and Tunnels, Series A-2, 5.25%, 11/15/34	10,000,000	10,739,900
General, MTA Bridges and Tunnels, Series B, 5.00%, 11/15/45	5,000,000	5,571,600
General, MTA Bridges and Tunnels, Series C, 5.00%, 11/15/38	5,000,000	5,631,850
General Purpose, Series B, NATL Insured, Pre-Refunded, 5.20%, 1/01/27	5,110,000	5,908,284
General Purpose, Series B, Pre-Refunded, 5.20%, 1/01/27	15,000,000	17,343,300
General Purpose, Series B, Pre-Refunded, 5.50%, 1/01/30	32,185,000	37,138,271
MTA Bridges and Tunnels, sub. bond, Series D, 5.00%, 11/15/31	48,955,000	52,080,287
Troy Capital Resource Corp. Revenue, Rensselaer Polytechnic Institute Project, Series A, 5.125%,
9/01/40	42,500,000	46,361,550
Utility Debt Securitization Authority Revenue,
Restructuring, Refunding, 5.00%, 12/15/34	9,950,000	11,327,876
Restructuring, Refunding, Series A, 5.00%, 12/15/34	33,870,000	38,842,455
Restructuring, Refunding, Series A, 5.00%, 12/15/35	20,000,000	22,777,600
Restructuring, Refunding, Series B, 5.00%, 12/15/33	5,750,000	6,604,335

franklintempleton.com

Semiannual Report 21

FRANKLIN NEW YORK TAX-FREE INCOME FUND
STATEMENT OF INVESTMENTS (UNAUDITED)

	Principal
	Amount	Value

Municipal Bonds (continued)
New York (continued)
Western Nassau County Water Authority Water System Revenue,
Series A, 5.00%, 4/01/40.	$1,400,000	$1,542,982
Series A, 5.00%, 4/01/45.	2,250,000	2,469,600
		4,520,434,059

U.S. Territories 2.5%
Puerto Rico 2.5%
[a] Puerto Rico Electric Power Authority Power Revenue, Series WW, 5.25%, 7/01/33	32,250,000	20,881,875
Puerto Rico Sales Tax FICO Sales Tax Revenue,
First Subordinate, Series A, 5.75%, 8/01/37	15,000,000	7,912,500
First Subordinate, Series A, 5.50%, 8/01/42	50,000,000	26,125,000
First Subordinate, Series A, 6.00%, 8/01/42	90,000,000	47,362,500
First Subordinate, Series A, 6.50%, 8/01/44	10,000,000	5,387,500
First Subordinate, Series C, 5.50%, 8/01/40	35,000,000	18,331,250
		126,000,625
Total Municipal Bonds before Short Term Investments (Cost $4,559,520,275)		4,646,434,684

Short Term Investments 4.5%
Municipal Bonds 4.5%
New York 4.5%
[b] New York City GO,
Fiscal 2008, Series J, Sub Series J-5, Refunding, Daily VRDN and Put, 0.59%, 8/01/28	35,905,000	35,905,000
Fiscal 2008, Series L, Sub Series L-5, Daily VRDN and Put, 0.59%, 4/01/35	12,100,000	12,100,000
Fiscal 2014, Series D, Sub Series D-5, Weekly VRDN and Put, 0.55%, 8/01/41	45,700,000	45,700,000
Fiscal 2017, Series A, Sub Series A-6, Daily VRDN and Put, 0.62%, 8/01/44	26,000,000	26,000,000
[b] New York City Municipal Water Finance Authority Water and Sewer System Revenue,
Second General Resolution, Fiscal 2014, Refunding, Series AA, Sub Series AA-1, Daily VRDN and
Put, 0.57%, 6/15/50	7,480,000	7,480,000
Second General Resolution, Fiscal 2014, Refunding, Series AA, Sub Series AA-4, Daily VRDN and
Put, 0.58%, 6/15/49	3,000,000	3,000,000
[b] New York City Transitional Finance Authority Revenue,
Future Tax Secured, Subordinate, Fiscal 2013, Series C, Sub Series C-4, Daily VRDN and Put,
0.57%, 11/01/36	3,200,000	3,200,000
Future Tax Secured, Subordinate, Fiscal 2015, Subseries E-4, Daily VRDN and Put, 0.59%, 2/01/45 .	30,200,000	30,200,000
[b] New York State HFAR, 160 Madison Avenue, Series A, Daily VRDN and Put, 0.61%, 11/01/46	16,155,000	16,155,000
[b] Syracuse IDA Civic Facility Revenue, Syracuse University Project, Series A-2, Daily VRDN and Put,
0.57%, 12/01/37	19,480,000	19,480,000
[b] Triborough Bridge and Tunnel Authority Revenues, General, Subordinate, Refunding, Series B-2, Daily
VRDN and Put, 0.51%, 1/01/32	21,530,000	21,530,000
Total Short Term Investments (Cost $220,750,000)		220,750,000
Total Investments (Cost $4,780,270,275) 98.5%		4,867,184,684
Other Assets, less Liabilities 1.5%.		74,934,117
Net Assets 100.0%		$4,942,118,801

See Abbreviations on page 32.

aAt November 30, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading this security at period end.
bVariable rate demand notes (VRDNs) are tax-exempt obligations which contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the principal balance plus accrued interest at specified dates. The coupon rate shown represents the rate at period end.

22 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

FRANKLIN NEW YORK TAX-FREE INCOME FUND

Financial Statements

Statement of Assets and Liabilities
November 30, 2016 (unaudited)

Assets:
Investments in securities:
Cost	$4,780,270,275
Value.	$4,867,184,684
Cash.	15,523,570
Receivables:
Investment securities sold	9,758,898
Capital shares sold	7,967,494
Interest	60,966,169
Other assets	127,666
Total assets	4,961,528,481
Liabilities:
Payables:
Investment securities purchased	9,043,804
Capital shares redeemed	7,417,503
Management fees	1,874,279
Distribution fees	669,686
Transfer agent fees	302,056
Accrued expenses and other liabilities.	102,352
Total liabilities	19,409,680
Net assets, at value	$4,942,118,801
Net assets consist of:
Paid-in capital	$5,021,622,139
Undistributed net investment income	6,216,978
Net unrealized appreciation (depreciation)	86,914,409
Accumulated net realized gain (loss)	(172,634,725)
Net assets, at value	$4,942,118,801
Class A:
Net assets, at value	$4,001,466,947
Shares outstanding.	358,693,231
Net asset value per share[a]	$11.16
Maximum offering price per share (net asset value per share ÷ 95.75%)	$11.66
Class C:
Net assets, at value	$655,495,773
Shares outstanding.	58,834,361
Net asset value and maximum offering price per share[a]	$11.14
Advisor Class:
Net assets, at value	$285,156,081
Shares outstanding.	25,547,362
Net asset value and maximum offering price per share	$11.16

aRedemption price is equal to net asset value less contingent deferred sales charges, if applicable.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
FINANCIAL STATEMENTS

Statement of Operations
for the six months ended November 30, 2016 (unaudited)

Investment income:
Interest	$103,786,372
Expenses:
Management fees (Note 3a)	11,597,784
Distribution fees: (Note 3c)
Class A	2,006,902
Class C	2,203,120
Transfer agent fees: (Note 3e)
Class A	777,632
Class C	127,160
Advisor Class	53,592
Custodian fees	20,340
Reports to shareholders	74,205
Registration and filing fees.	21,063
Professional fees	124,241
Trustees’ fees and expenses	42,638
Other	64,802
Total expenses	17,113,479
Net investment income.	86,672,893
Realized and unrealized gains (losses):
Net realized gain (loss) from investments.	(3,053,198)
Net change in unrealized appreciation (depreciation) on investments	(167,228,973)
Net realized and unrealized gain (loss)	(170,282,171)
Net increase (decrease) in net assets resulting from operations	$(83,609,278)

24 Semiannual Report | The accompanying notes are an integral part of these financial statements. franklintempleton.com

	FRANKLIN NEW YORK TAX-FREE INCOME FUND
	FINANCIAL STATEMENTS

Statements of Changes in Net Assets

	Six Months Ended
	November 30, 2016	Year Ended
	(unaudited)	May 31, 2016
Increase (decrease) in net assets:
Operations:
Net investment income.	$86,672,893	$180,012,822
Net realized gain (loss)	(3,053,198)	1,203,141
Net change in unrealized appreciation (depreciation)	(167,228,973)	(21,245,206)
Net increase (decrease) in net assets resulting from operations	(83,609,278)	159,970,757
Distributions to shareholders from:
Net investment income:
Class A	(71,887,030)	(150,390,793)
Class C	(9,844,390)	(19,989,044)
Advisor Class	(5,051,123)	(9,781,804)
Total distributions to shareholders.	(86,782,543)	(180,161,641)
Capital share transactions: (Note 2)
Class A	8,261,696	(171,513,592)
Class C	13,042,733	(6,680,297)
Advisor Class	20,964,168	3,258,756
Total capital share transactions	42,268,597	(174,935,133)
Net increase (decrease) in net assets	(128,123,224)	(195,126,017)
Net assets:
Beginning of period	5,070,242,025	5,265,368,042
End of period	$4,942,118,801	$5,070,242,025
Undistributed net investment income included in net assets:
End of period	$6,216,978	$6,326,628

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Notes to Financial Statements (unaudited)

1. Organization and Significant Accounting Policies

Franklin New York Tax-Free Income Fund (Fund) is registered under the Investment Company Act of 1940 (1940 Act) as an open-end management investment company and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP). The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees primarily due to differing arrangements for distribution and transfer agent fees.

The following summarizes the Fund’s significant accounting policies.

a. Financial Instrument Valuation

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Fund’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

b. Income Taxes

It is the Fund’s policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund intends to distribute to shareholders substantially all of its income and net realized gains to relieve it from federal income and excise taxes. As a result, no provision for U.S. federal income taxes is required.

The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based on its technical merits. As of November 30, 2016, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and are based on each tax jurisdiction’s statute of limitation.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

c. Security Transactions, Investment Income, Expenses and Distributions

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with U.S. GAAP. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

d. Insurance

The scheduled payments of interest and principal for each insured municipal security in the Fund are insured by either a new issue insurance policy or a secondary insurance policy. Depending on the type of coverage, premiums for insurance are either added to the cost basis of the security or paid by a third party.

Insurance companies typically insure municipal bonds that tend to be of very high quality, with the majority of underlying municipal bonds rated A or better. However, an event involving an insurer could have an adverse effect on the value of the securities insured by that insurance company. There can be no assurance the insurer will be able to fulfill its obligations under the terms of the policy.

e. Accounting Estimates

The preparation of financial statements in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

f. Guarantees and Indemnifications

Under the Fund’s organizational documents, its officers and trustees are indemnified by the Fund against certain liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.

2. Shares of Beneficial Interest

At November 30, 2016, there were an unlimited number of shares authorized (without par value). Transactions in the Fund’s shares were as follows:

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class A Shares:
Shares sold	13,911,056	$160,230,604	20,609,611	$236,981,304
Shares issued in reinvestment of distributions	5,094,102	58,860,588	10,611,911	121,814,794
Shares redeemed	(18,308,108)	(210,829,496)	(46,145,086)	(530,309,690)
Net increase (decrease)	697,050	$8,261,696	(14,923,564)	$(171,513,592)

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Semiannual Report 27

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

2. Shares of Beneficial Interest (continued)

	Six Months Ended		Year Ended
	November 30, 2016		May 31, 2016
	Shares	Amount	Shares	Amount
Class C Shares:
Shares sold	4,328,854	$49,965,227	6,139,381	$70,544,894
Shares issued in reinvestment of distributions	740,571	8,549,555	1,496,672	17,165,757
Shares redeemed	(3,957,437)	(45,472,049)	(8,221,555)	(94,390,948)
Net increase (decrease)	1,111,988	$13,042,733	(585,502)	$(6,680,297)
Advisor Class Shares:
Shares sold	4,080,270	$47,102,389	6,295,781	$72,490,149
Shares issued in reinvestment of distributions	372,860	4,310,543	698,742	8,025,506
Shares redeemed	(2,641,424)	(30,448,764)	(6,717,766)	(77,256,899)
Net increase (decrease)	1,811,706	$20,964,168	276,757	$3,258,756

3. Transactions with Affiliates

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

Subsidiary	Affiliation
Franklin Advisers, Inc. (Advisers)	Investment manager
Franklin Templeton Services, LLC (FT Services)	Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)	Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)	Transfer agent

a. Management Fees

The Fund pays an investment management fee to Advisers based on the month-end net assets of the Fund as follows:

Annualized Fee Rate	Net Assets
0.625%	Up to and including $100 million
0.500%	Over $100 million, up to and including $250 million
0.450%	Over $250 million, up to and including $7.5 billion
0.440%	Over $7.5 billion, up to and including $10 billion
0.430%	Over $10 billion, up to and including $12.5 billion
0.420%	Over $12.5 billion, up to and including $15 billion
0.400%	Over $15 billion, up to and including $17.5 billion
0.380%	Over $17.5 billion, up to and including $20 billion
0.360%	In excess of $20 billion

For the period ended November 30, 2016, the annualized effective investment management fee rate was 0.453% of the Fund’s average daily net assets.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

b. Administrative Fees

Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund’s average daily net assets, and is not an additional expense of the Fund.

c. Distribution Fees

The Board has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund’s shares up to the maximum annual plan rate. The plan year, for purposes of monitoring compliance with the maximum annual plan rate, is February 1 through January 31.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A	0.10%
Class C	0.65%

d. Sales Charges/Underwriting Agreements

Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund’s shares for the period:

Sales charges retained net of commissions paid to
unaffiliated brokers/dealers	$346,861
CDSC retained	$38,904

e. Transfer Agent Fees

Each class of shares pays transfer agent fees to Investor Services for its performance of shareholder servicing obligations and reimburses Investor Services for out of pocket expenses incurred, including shareholder servicing fees paid to third parties. These fees are allocated daily based upon their relative proportion of such classes’ aggregate net assets.

For the period ended November 30, 2016, the Fund paid transfer agent fees of $958,384, of which $408,986 was retained by Investor Services.

f. Interfund Transactions

The Fund engaged in purchases and sales of investments with funds or other accounts that have common investment managers (or affiliated investment managers), directors, trustees or officers. During the period ended November 30, 2016, the purchase and sale transactions aggregated $122,880,000 and $12,700,000, respectively.

4. Income Taxes

For tax purposes, capital losses may be carried over to offset future capital gains. Capital loss carryforwards with no expiration, if any, must be fully utilized before those losses with expiration dates.

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Semiannual Report 29

FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

4. Income Taxes (continued)

At May 31, 2016, capital loss carryforwards were as follows:

Capital loss carryforwards subject to expiration:
2017	$7,626,443
2018	7,152,557
Capital loss carryforwards not subject to expiration:
Short term	53,439,832
Long term	96,051,809
Total capital loss carryforwards	$164,270,641

At November 30, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments.	$4,785,111,168

Unrealized appreciation	$230,076,955
Unrealized depreciation	(148,003,439)
Net unrealized appreciation (depreciation)	$82,073,516

Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of bond discounts and premiums and bond workout expenditures.

5. Investment Transactions

Purchases and sales of investments (excluding short term securities) for the period ended November 30, 2016, aggregated $532,954,899 and $483,224,909, respectively.

6. Concentration of Risk

The Fund invests a large percentage of its total assets in obligations of issuers within New York and U.S. territories. Such concentration may subject the Fund to risks associated with industrial or regional matters, and economic, political or legal developments occurring within New York and U.S. territories. Investing in Puerto Rico securities may expose the Fund to heightened risks due to recent adverse economic and market changes, credit downgrades and ongoing restructuring discussions. In addition, investments in these securities are sensitive to interest rate changes and credit risk of the issuer and may subject the Fund to increased market volatility. The market for these investments may be limited, which may make them difficult to buy or sell.

7. Credit Facility

The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin Templeton Investments, are borrowers in a joint syndicated senior unsecured credit facility totaling $2 billion (Global Credit Facility) which matures on February 10, 2017. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests.

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FRANKLIN NEW YORK TAX-FREE INCOME FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the period ended November 30, 2016, the Fund did not use the Global Credit Facility.

8. Fair Value Measurements

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

At November 30, 2016, all of the Fund’s investments in financial instruments carried at fair value were valued using Level 2 inputs.

9. Subsequent Events

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

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Semiannual Report 31

FRANKLIN NEW YORK TAX-FREE INCOME FUND

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Abbreviations

Selected Portfolio
AGMC	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BHAC	Berkshire Hathaway Assurance Corp.
COP	Certificate of Participation
FHA	Federal Housing Authority/Agency
FICO	Financing Corp.
GO	General Obligation
HDC	Housing Development Corp.
HFA	Housing Finance Authority/Agency
HFAR	Housing Finance Authority Revenue
IDA	Industrial Development Authority/Agency
IDAR	Industrial Development Authority Revenue
IDC	Industrial Development Corp.
MFHR	Multi-Family Housing Revenue
MTA	Metropolitan Transit Authority
NATL	National Public Financial Guarantee Corp.
SRF	State Revolving Fund
XLCA	XL Capital Assurance

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FRANKLIN NEW YORK TAX-FREE INCOME FUND

Shareholder Information

Proxy Voting Policies and Procedures

The Fund’s investment manager has established Proxy Voting
Policies and Procedures (Policies) that the Fund uses to
determine how to vote proxies relating to portfolio securities.
Shareholders may view the Fund’s complete Policies online at
franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request
to: Franklin Templeton Companies, LLC, 300 S.E. 2nd Street,
Fort Lauderdale, FL 33301, Attention: Proxy Group. Copies of
the Fund’s proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.

Quarterly Statement of Investments

The Fund files a complete statement of investments with the
U.S. Securities and Exchange Commission for the first and
third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission’s
website at sec.gov. The filed form may also be viewed and
copied at the Commission’s Public Reference Room in
Washington, DC. Information regarding the operations of the
Public Reference Room may be obtained by calling (800)
SEC-0330.

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Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4. Principal Accountant Fees and Services.       N/A

Item 5. Audit Committee of Listed Registrants.        N/A

Item 6. Schedule of Investments.                      N/A

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.               N/A

Item 8. Portfolio Managers of Closed-End Management Investment Companies.                                               N/A

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b)   Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN NEW YORK TAX-FREE INCOME FUND

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer –

 Finance and Administration

Date  January 26, 2017

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and

 Chief Accounting Officer

Date  January 26, 2017